Rule 497(d)

                                      FT 491


              Supplement to the Prospectus dated December 29, 2000,
                        as amended January 2, 2001

Notwithstanding anything to the contrary in the Prospectus, the CUSIP number for the Trust is 30265Y680.

February 27, 2001